Note 7 Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Maximum credit risk exposure to customers [Line Items]
Loans and advances to customers	€ 377,643	€ 357,351	[1],[2]	€ 318,939
Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(23,294)	(20,922)	[3]	(19,719)
Allowance account for credit losses of financial assets	29	30	[3]	37
Loans and advances to customers	23,265	20,892	[3]	19,682
Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(13,271)	(12,802)	[3]	(9,826)
Allowance account for credit losses of financial assets	20	37	[3]	23
Loans and advances to customers	13,251	12,765	[3]	9,804
Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(175,337)	(170,929)	[3]	(146,797)
Allowance account for credit losses of financial assets	4,274	5,495	[3]	5,804
Loans and advances to customers	171,063	165,433	[3]	140,993
Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(177,009)	(163,936)	[3]	(153,714)
Allowance account for credit losses of financial assets	6,946	5,675	[3]	5,253
Loans and advances to customers	170,063	158,261	[3]	148,461
Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(388,912)	(368,588)	[3]	(330,055)
Allowance account for credit losses of financial assets	11,269	11,237	[3]	11,116
Loans and advances to customers	377,643	357,351	[3]	318,939
Stage 1 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(23,105)	(20,582)	[3]	(19,287)
Allowance account for credit losses of financial assets	9	8	[3]	13
Loans and advances to customers	23,096	20,574	[3]	19,274
Stage 1 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(13,072)	(12,548)	[3]	(9,672)
Allowance account for credit losses of financial assets	9	15	[3]	8
Loans and advances to customers	13,062	12,533	[3]	9,664
Stage 1 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(154,519)	(149,501)	[3]	(120,140)
Allowance account for credit losses of financial assets	517	675	[3]	759
Loans and advances to customers	154,002	148,826	[3]	119,381
Stage 1 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(145,837)	(138,896)	[3]	(132,096)
Allowance account for credit losses of financial assets	1,552	1,316	[3]	1,184
Loans and advances to customers	144,285	137,580	[3]	130,912
Stage 1 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(336,533)	(321,528)	[3]	(281,195)
Allowance account for credit losses of financial assets	2,087	2,014	[3]	1,964
Loans and advances to customers	334,446	319,513	[3]	279,231
Stage 2 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(164)	(302)	[3]	(369)
Allowance account for credit losses of financial assets	12	11	[3]	5
Loans and advances to customers	152	291	[3]	364
Stage 2 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(187)	(238)	[3]	(131)
Allowance account for credit losses of financial assets	4	12	[3]	6
Loans and advances to customers	183	226	[3]	125
Stage 2 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(15,299)	(15,087)	[3]	(19,366)
Allowance account for credit losses of financial assets	795	991	[3]	1,306
Loans and advances to customers	14,503	14,096	[3]	18,060
Stage 2 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(22,286)	(17,941)	[3]	(14,336)
Allowance account for credit losses of financial assets	1,214	925	[3]	773
Loans and advances to customers	21,071	17,017	[3]	13,563
Stage 2 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(37,935)	(33,568)	[3]	(34,203)
Allowance account for credit losses of financial assets	2,026	1,938	[3]	2,091
Loans and advances to customers	35,909	31,629	[3]	32,112
Stage 3 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(25)	(38)	[3]	(62)
Allowance account for credit losses of financial assets	7	11	[3]	19
Loans and advances to customers	18	27	[3]	43
Stage 3 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(12)	(17)	[3]	(24)
Allowance account for credit losses of financial assets	7	10	[3]	9
Loans and advances to customers	6	6	[3]	15
Stage 3 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(5,520)	(6,340)	[3]	(7,290)
Allowance account for credit losses of financial assets	2,962	3,829	[3]	3,738
Loans and advances to customers	2,558	2,511	[3]	3,552
Stage 3 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(8,886)	(7,098)	[3]	(7,281)
Allowance account for credit losses of financial assets	4,180	3,434	[3]	3,295
Loans and advances to customers	4,706	3,663	[3]	3,986
Stage 3 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(14,444)	(13,493)	[3]	(14,657)
Allowance account for credit losses of financial assets	7,156	7,284	[3]	7,061
Loans and advances to customers	€ 7,287	€ 6,208	[3]	€ 7,596

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).